Other operating expenses (Details 1 - Textual) - Other operating expenses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Directors and officers liability Insurance	€ 17
Shipping costs	11
Administration expenses	10
Tax and digital service tax	€ 6	€ 15
Stamp duties		€ 35	€ 0